Dividend Reinvestment Plan	12 Months Ended
Dec. 31, 2014
Text Block [Abstract]
Dividend Reinvestment Plan
(15)	Dividend Reinvestment Plan

Under the terms of the Company’s dividend reinvestment plan (the “DRIP”) holders of common stock may elect to automatically reinvest cash dividends in additional shares of common stock. The Company may elect to sell original issue shares or to purchase shares in the open market for the account of participants. Original issue shares of 69,289 in 2014, 73,411 in 2013 and 106,230 in 2012 were sold to participants under the terms of the DRIP.